Annual

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                                                       July 31, 2002

Report

FRANKLIN GLOBAL TRUST

   FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND
   FRANKLIN GLOBAL GROWTH FUND

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FRANKLIN[REGISTRATION MARK]TEMPLETON[REGISTRATION MARK]
INVESTMENTS

                                                   THANK YOU FOR INVESTING WITH
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                                                WE APPRECIATE YOUR PAST SUPPORT
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                                           INVESTMENT NEEDS IN THE YEARS AHEAD.

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

SHAREHOLDER LETTER

CONTENTS

Dear Shareholder:

This annual report for Franklin Global Trust, which consists of Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund, covers the fiscal year ended July 31, 2002, a period of economic and financial market turmoil.

At the beginning of the Fund's fiscal year, hopes were high for a global economic recovery. Analysts estimated annual gross domestic product growth in the 3%-4% range and expected low inflation and a strong recovery in consumer confidence.(1) The attacks of September 11 dented these expectations, but surprisingly, consumer spending remained strong. Toward period-end, the economic background weakened, and expectations for global growth were slightly reduced, largely resulting from a lack of business or capital spending.

Even with slower economic growth, the environment for financial assets was positive. Global growth continued to recover, inflation remained low, monetary and fiscal policy was accommodative, and earnings were expected to improve compared with earlier periods. However, equity markets did

Shareholder Letter .........  1

Fund Reports

  Franklin Global
  Aggressive Growth Fund .....  4

  Franklin Global
  Growth Fund ................ 12

Financial Highlights &
Statements of Investments .. 20

Financial Statements ....... 36

Notes to
Financial Statements ....... 40

Independent
Auditors' Report ........... 46

Tax Designation ............ 47

Board Members
and Officers ............... 48

[GRAPHIC OMITTED]
Fund Category
Global
Growth
Growth & Income
Income
Tax-Free Income

1. Source: IMF, WORLD ECONOMIC OUTLOOK, 5/01.

not respond to these more favorable conditions largely due to U.S. corporate governance problems. In the past 12 months, the U.S. experienced two of its biggest bankruptcies with Enron and WorldCom, the arrests of several corporate executives, and numerous investigations into corporate accounting practices. The world's financial markets experienced the most volatility since the Great Depression. Equity investors, suffering a crisis of confidence due to global recessions, horrific terrorist acts and widespread corporate malfeasance, sent equity markets spiraling downward, and many markets fell more than 20% during the period.(2)

Looking forward, the global economic outlook appears strong with central banks putting any thought of interest rate increases on hold. Most investors anticipate a broad-based economic recovery beginning in the second half of the Funds' fiscal year if business spending picks up and supports growth. Corporations will come under greater scrutiny and changes in accounting policies will require CEOs to personally affirm corporate results. With a stronger second half, many analysts expect corporate profits to increase.

Although the past year has been one of the most difficult for investing, we believe that we are approaching the beginning of the end. For the first time in the past 10 years, equity investors faced negative annualized returns over a three-year period. Historically, following such dramatic underperformance versus fixed income investments, stocks have rallied quite strongly. Although equity markets may trend sideways for some time before this

2. Source: Standard & Poor's Micropal.

happens, the current environment should offer us the opportunity to invest in strong, high-quality growth stocks at reasonable prices, and we will seek to position the Funds for an eventual turnaround.

Recent market uncertainty reinforces the importance of investing for the long term, so that short-term market fluctuations have minimal impact on overall investment goals. We firmly believe that most people benefit from professional financial advice, and that advice is never more valuable than during a volatile market. For that reason, we encourage you to discuss your goals with your financial advisor, who can address concerns about volatility and help you diversify your investments and stay focused on the long term.

For detailed discussions about Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund, please see the specific Fund reports following this shareholder letter. Although the Funds have different investment objectives and strategies, the management teams for both Funds adhere to a disciplined, dynamic and intensive investment approach aimed at identifying the best growth opportunities for the Funds.

We thank you for your participation, welcome your questions and comments, and look forward to serving your investment needs in the years to come.

Sincerely,

/S/Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President
Franklin Global Trust

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                                                                               3

FRANKLIN GLOBAL
AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES LOCATED AROUND THE WORLD THAT DEMONSTRATE ACCELERATING GROWTH, INCREASING PROFITABILITY, OR ABOVE-AVERAGE GROWTH OR GROWTH POTENTIAL.
--------------------------------------------------------------------------------

This annual report for Franklin Global Aggressive Growth Fund covers the fiscal year ended July 31, 2002. During the 12 months under review, the downward spiral of world equity markets continued. In particular, June and July 2002 displayed just how fragile these markets are, especially in the U.S. Disappointed by another round of questionable ethical accounting practices by corporate America, along with conflicts of interest implicating Wall Street analysts, investor confidence in the U.S. reached a crisis point. As a result, U.S. equity markets, as measured by the Morgan Stanley Capital International (MSCI) USA Index, posted total returns of -7.62% and -7.19% in June and July, bringing the year-to-date return in the U.S. to -20.20%.(1)

Within this volatile environment, Franklin Global Aggressive Growth Fund - Class A posted a -23.62% cumulative total return for the 12 months ended July 31, 2002, as shown in

1. Source: Standard & Poor's Micropal. The MSCI USA Index is market capitalization-weighted and measures the total returns of equity securities in the U.S.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 24.

[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
North America                   41.6%
Europe                          25.4%
Asia                            12.5%
Latin America                    2.3%
Mid-East/Africa                  0.7%
Short-Term Investments &
Other Net Assets                17.5%

the Performance Summary beginning on page 8. The Fund's benchmark, the MSCI World Growth Index, returned -19.42% for the same period.(2) The Fund underperformed its benchmark primarily due to its overweighted position in growth-oriented companies. Growth stocks, which are more sensitive to changes in future earnings expectations and the certainty of those future projections, continued to underperform relative to the broader market as measured by the MSCI World Index's -21.01% total return and value stocks as measured by the MSCI World Value Index's -22.61% total return for the year ended July 31, 2002.(3)

Since U.S. stocks represented 57% of the MSCI World Growth Index, the U.S. equity market decline had the most significant impact on absolute and relative Fund performance. While we generally believe the simple methodology used to construct the MSCI World Growth Index does not fully reflect growth stocks' performance, our U.S. positions were nevertheless disappointing. Therefore, we refocused our efforts on researching U.S. companies and attempted to minimize risk by holding broadly diversified investments and by more closely aligning sector weightings with our benchmark.

As many investors lost faith in the equity markets, large-cap stocks, which have the greatest liquidity, were widely sold by many fund managers to raise cash in preparation for redemptions. The downturn experienced by large-capitalization stocks

2. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally.

3. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The MSCI World Value Index is market capitalization-weighted and measures the total returns of equity securities with low price/book value ratios in the developed markets globally.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 SECTORS/INDUSTRIES
Franklin Global Aggressive
Growth Fund
7/31/02

                  % OF TOTAL
                  NET ASSETS
----------------------------

Pharmaceuticals         9.6%

Semiconductor Equipment
& Products              6.4%

Banks                   5.2%

Media                   4.9%

Aerospace & Defense     4.6%

Diversified Financials  4.1%

Software                3.8%

Electronic Equipment
& Instruments           3.3%

Computers & Peripherals 2.8%

Commercial Services
& Supplies              2.7%

also hampered the Fund since they comprised about 80% of our total net assets at fiscal year-end. Although we diversified the Fund toward small- and mid-capitalization stocks during the period, we believed that our remaining large-cap holdings were high-quality growth companies and represented good value.

Our individual stock selections in the consumer discretionary, industrials and telecommunication services sectors performed poorly, while selections in the information technology and consumer staples sectors performed better. However, our overweighting relative to the MSCI World Growth Index in growth-oriented sectors such as information technology and underweighting in value-oriented sectors such as consumer staples, materials and energy negatively impacted overall Fund performance. Regionally, our selections within countries hurt the Fund. Stock selection in Japan and most European countries strongly affected Fund performance, both positively and negatively, but U.S. stock market weakness overall did the most substantial damage.

Significant purchases during the Fund's fiscal year included Spanish energy and aeronautics manufacturer Grupo Auxiliar Metalurgico and Swedish biotechnology research supplier Perbio Science. Notable sales during the period included U.K.-based, international investment management holding company Amvescap and Norwegian consumer recycling provider Tomra Systems.

Looking forward, we will seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. To achieve this aim, we will continue to implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

We thank you for your participation in Franklin Global Aggressive Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Aggressive Growth Fund

TOP 10 HOLIDNGS
Franklin Global Aggressive
Growth Fund
7/31/02

COMPANY
SECTOR/INDUSTRY,        % OF TOTAL
COUNTRY                 NET ASSETS
----------------------------------

Tandberg ASA                  3.3%
ELECTRONIC EQUIPMENT
& INSTRUMENTS, NORWAY

Grupo Auxiliar
Metalurgico SA (GAMESA)       2.6%
SEMICONDUCTOR EQUIPMENT
& PRODUCTS, SPAIN

Logitech International SA     2.3%
COMPUTERS & PERIPHERALS,
SWITZERLAND

Novartis AG                   1.8%
PHARMACEUTICALS, SWITZERLAND

North Fork Bancorp. Inc.      1.8%
BANKS, U.S.

Renaissance Holdings Ltd.     1.8%
INSURANCE, BERMUDA

Perbio Science AB             1.7%
PHARMACEUTICALS, SWEDEN

Reckitt Benckiser PLC         1.5%
HOUSEHOLD PRODUCTS, U.K.

AmerisourceBergen Corp.       1.5%
HEALTH CARE PROVIDERS
& SERVICES, U.S.

Dreyer's Grand Ice Cream Inc. 1.5%
FOOD PRODUCTS, U.S.
--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
AGGRESSIVE GROWTH FUND

PERFORMANCE SUMMARY AS OF 7/31/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. After 7/31/03, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.

----------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION

CLASS A                        Change         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          -$2.01          $6.26     $8.27

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0702

CLASS B                        Change         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          -$2.02          $6.22     $8.24

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0528

Class C                        Change         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          -$2.02          $6.22     $8.24

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0629

ADVISOR CLASS                  Change         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          -$2.00          $6.29     $8.29

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0823

8
               Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

PERFORMANCE

                                                         INCEPTION
CLASS A                                          1-YEAR (12/29/00)
-------------------------------------------------------------------
Cumulative Total Return(1)                       -23.62%  -36.83%
Average Annual Total Return(2)                   -27.97%  -27.89%
Value of $10,000 Investment(3)                   $7,203   $5,954
Avg. Ann. Total Return (6/30/02)(4)              -27.48%  -25.78%

                                                         INCEPTION
CLASS B                                          1-YEAR (12/29/00)
-------------------------------------------------------------------
Cumulative Total Return(1)                       -24.00%  -37.37%
Average Annual Total Return(2)                   -27.02%  -27.43%
Value of $10,000 Investment(3)                   $7,298   $6,014
Avg. Ann. Total Return (6/30/02)(4)              -26.44%  -25.26%

                                                         INCEPTION
CLASS C                                          1-YEAR (12/29/00)
-------------------------------------------------------------------
Cumulative Total Return(1)                       -23.90%  -37.29%
Average Annual Total Return(2)                   -25.38%  -25.95%
Value of $10,000 Investment(3)                   $7,462   $6,209
Avg. Ann. Total Return (6/30/02)(4)              -24.83%  -23.66%

                                                         INCEPTION
ADVISOR CLASS                                    1-YEAR (12/29/00)
-------------------------------------------------------------------
Cumulative Total Return(1)                       -23.23%  -36.43%
Average Annual Total Return(2)                   -23.23%  -24.84%
Value of $10,000 Investment(3)                   $7,677   $6,357
Avg. Ann. Total Return (6/30/02)(4)              -22.77%  -22.57%


--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments. Investments in developing markets are subject to heightened risks. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

              Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. WE CHANGED THE FUND'S BENCHMARK INDEX FROM MSCI WORLD INDEX TO MSCI WORLD GROWTH INDEX BECAUSE THE NEW INDEX BETTER REFLECTS THE FUND'S COMPOSITION. IN THIS REPORT, WE SHOW THE FUND'S PERFORMANCE COMPARED WITH BOTH INDEXES. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/29/00-7/31/02)
                         Franklin
                      Global Aggressive       MSCI World           MSCI
                         Growth Fund        Growth Index(5)    World Index(5)
    12/29/00               $9,425               $10,000           $10,000
    12/31/00               $9,425                $9,988           $10,011
     1/31/01               $9,538               $10,290           $10,205
     2/28/01               $8,633                $8,978            $9,344
     3/31/01               $7,917                $8,254            $8,732
     4/30/01               $8,737                $8,923            $9,380
     5/31/01               $8,605                $8,745            $9,263
     6/30/01               $8,303                $8,441            $8,974
     7/31/01               $7,795                $8,317            $8,856
     8/31/01               $7,163                $7,805            $8,433
     9/30/01               $6,447                $7,158            $7,691
    10/31/01               $6,861                $7,464            $7,839
    11/30/01               $7,436                $8,032            $8,304
    12/31/01               $7,513                $8,073            $8,357
     1/31/02               $7,228                $7,810            $8,105
     2/28/02               $6,943                $7,832            $8,036
     3/31/02               $7,323                $8,028            $8,393
     4/30/02               $6,990                $7,687            $8,111
     5/31/02               $6,886                $7,649            $8,129
     6/30/02               $6,391                $7,209            $7,637
     7/31/02               $5,954                $6,702            $6,994


AVERAGE ANNUAL TOTAL RETURN

CLASS A                   7/31/02
---------------------------------

1-Year                    -27.97%

Since Inception (12/29/00)-27.89%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS B (12/29/00-7/31/02)
                   Franklin
               Global Aggressive      MSCI World             MSCI
                  Growth Fund       Growth Index(5)     World Index(5)
12/29/00            $10,000             $10,000             $10,000
12/31/00            $10,000             $ 9,988             $10,011
1/31/01             $10,120             $10,290             $10,205
2/28/01             $ 9,160             $ 8,978             $ 9,344
3/31/01             $ 8,390             $ 8,254             $ 8,732
4/30/01             $ 9,250             $ 8,923             $ 9,380
5/31/01             $ 9,110             $ 8,745             $ 9,263
6/30/01             $ 8,780             $ 8,441             $ 8,974
7/31/01             $ 8,240             $ 8,317             $ 8,856
8/31/01             $ 7,570             $ 7,805             $ 8,433
9/30/01             $ 6,810             $ 7,158             $ 7,691
10/31/01            $ 7,240             $ 7,464             $ 7,839
11/30/01            $ 7,840             $ 8,032             $ 8,304
12/31/01            $ 7,934             $ 8,073             $ 8,357
1/31/02             $ 7,632             $ 7,810             $ 8,105
2/28/02             $ 7,330             $ 7,832             $ 8,036
3/31/02             $ 7,733             $ 8,028             $ 8,393
4/30/02             $ 7,370             $ 7,687             $ 8,111
5/31/02             $ 7,259             $ 7,649             $ 8,129
6/30/02             $ 6,726             $ 7,209             $ 7,637
7/31/02             $ 6,014             $ 6,702             $ 6,994

AVERAGE ANNUAL TOTAL RETURN

CLASS B                   7/31/02
---------------------------------

1-Year                    -27.02%

Since Inception (12/29/00)-27.43%

10
              Past performance does not guarantee future results.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (12/29/00-7/31/02)
                   Franklin
               Global Aggressive      MSCI World             MSCI
                  Growth Fund       Growth Index(5)     World Index(5)
12/29/00            $ 9,901             $10,000             $10,000
12/31/00            $ 9,901             $ 9,988             $10,011
1/31/01             $10,010             $10,290             $10,205
2/28/01             $ 9,069             $ 8,978             $ 9,344
3/31/01             $ 8,307             $ 8,254             $ 8,732
4/30/01             $ 9,158             $ 8,923             $ 9,380
5/31/01             $ 9,020             $ 8,745             $ 9,263
6/30/01             $ 8,693             $ 8,441             $ 8,974
7/31/01             $ 8,158             $ 8,317             $ 8,856
8/31/01             $ 7,505             $ 7,805             $ 8,433
9/30/01             $ 6,752             $ 7,158             $ 7,691
10/31/01            $ 7,178             $ 7,464             $ 7,839
11/30/01            $ 7,772             $ 8,032             $ 8,304
12/31/01            $ 7,846             $ 8,073             $ 8,357
1/31/02             $ 7,556             $ 7,810             $ 8,105
2/28/02             $ 7,267             $ 7,832             $ 8,036
3/31/02             $ 7,656             $ 8,028             $ 8,393
4/30/02             $ 7,297             $ 7,687             $ 8,111
5/31/02             $ 7,187             $ 7,649             $ 8,129
6/30/02             $ 6,668             $ 7,209             $ 7,637
7/31/02             $ 6,209             $ 6,702             $ 6,994

AVERAGE ANNUAL TOTAL RETURN

CLASS C                   7/31/02
---------------------------------

1-Year                    -25.38%

Since Inception (12/29/00)-25.95%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ADVISOR CLASS D (12/29/00-7/31/02)
Franklin Global Aggressive Growth Fund
MSCI World Growth Index(5)
World Growth Index

                   Franklin
               Global Aggressive      MSCI World             MSCI
                  Growth Fund       Growth Index(5)     World Index(5)
12/29/00            $10,000             $10,000             $10,000
12/31/00            $10,000             $ 9,988             $10,011
1/31/01             $10,120             $10,290             $10,205
2/28/01             $ 9,170             $ 8,978             $ 9,344
3/31/01             $ 8,410             $ 8,254             $ 8,732
4/30/01             $ 9,280             $ 8,923             $ 9,380
5/31/01             $ 9,140             $ 8,745             $ 9,263
6/30/01             $ 8,820             $ 8,441             $ 8,974
7/31/01             $ 8,280             $ 8,317             $ 8,856
8/31/01             $ 7,620             $ 7,805             $ 8,433
9/30/01             $ 6,860             $ 7,158             $ 7,691
10/31/01            $ 7,300             $ 7,464             $ 7,839
11/30/01            $ 7,910             $ 8,032             $ 8,304
12/31/01            $ 7,994             $ 8,073             $ 8,357
1/31/02             $ 7,701             $ 7,810             $ 8,105
2/28/02             $ 7,408             $ 7,832             $ 8,036
3/31/02             $ 7,812             $ 8,028             $ 8,393
4/30/02             $ 7,458             $ 7,687             $ 8,111
5/31/02             $ 7,347             $ 7,649             $ 8,129
6/30/02             $ 6,812             $ 7,209             $ 7,637
7/31/02             $ 6,357             $ 6,702             $ 6,994

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS             7/31/02
---------------------------------

1-Year                    -23.23%

Since Inception (12/29/00)-24.84%

5. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

              Past performance does not guarantee future results.

FRANKLIN GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN GLOBAL GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF LARGE- AND MID-CAP GROWTH COMPANIES LOCATED THROUGHOUT THE WORLD.
--------------------------------------------------------------------------------

This annual report for Franklin Global Growth Fund covers the fiscal year ended July 31, 2002. During the 12 months under review, the downward spiral of world equity markets continued. In particular, June and July 2002 displayed just how fragile these markets are, especially in the U.S. Disappointed by another round of questionable ethical accounting practices by corporate America, along with conflicts of interest implicating Wall Street analysts, investor confidence in the U.S. reached a crisis point. As a result, U.S. equity markets, as measured by the Morgan Stanley Capital International (MSCI) USA Index, posted total returns of -7.62% and -7.19% in June and July, bringing the year-to-date return in the U.S. to -20.20%.(1)

Within this volatile environment, Franklin Global Growth Fund - Class A posted a -26.36% cumulative total return for the 12 months ended July 31, 2002, as shown in the Performance Summary beginning on page 16. The Fund's benchmark, the MSCI World Growth Index, returned -19.42% for the same

1. Source: Standard & Poor's Micropal. The MSCI USA Index is market capitalization-weighted and measures the total returns of equity securities in the U.S.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 32.

[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
North America                             43.8%
Europe                                    27.2%
Asia                                      13.8%
Latin America                              2.7%
Short-Term Investments & Other Net Assets 12.5%

period.(2) The Fund underperformed its benchmark primarily due to its overweighted position in growth-oriented companies, specifically in the financial services and U.S. telecommunications and media sectors. Growth stocks, which are more sensitive to changes in future earnings expectations and the certainty of those future projections, continued to underperform relative to the broader market as measured by the MSCI World Index's -21.01% total return and value stocks as measured by the MSCI World Value Index's -22.61% total return for the year ended July 31, 2002.(3)

Since U.S. stocks represented 57% of the MSCI World Growth Index, the U.S. equity market decline had the most significant impact on absolute and relative Fund performance. While we generally believe the simple methodology used to construct the MSCI World Growth Index does not fully reflect growth stocks' performance, our U.S. positions were nevertheless disappointing. Therefore, we refocused our efforts on researching U.S. companies and attempted to minimize risk by holding broadly diversified investments and by more closely aligning sector weightings with our benchmark.

As many investors lost faith in the equity markets, large-cap stocks, which have the greatest liquidity, were widely sold by many fund managers to raise cash in preparation for redemptions. The downturn experienced by large-capitalization stocks also hampered the Fund since they comprised about 80% of

2. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally.

3. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The MSCI World Value Index is market capitalization-weighted and measures the total returns of equity securities with low price/book value ratios in the developed markets globally.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 SECTORS/INDUSTRIES
Franklin Global Growth Fund
7/31/02

                  % OF TOTAL
                  NET ASSETS
----------------------------

Pharmaceuticals         9.9%

Banks                   8.4%

Aerospace & Defense     5.8%

Diversified Financials  5.6%

Media                   5.6%

Oil & Gas               5.2%

Food & Drug Retailing   4.1%

Insurance               4.0%

Semiconductor Equipment
& Products              3.8%

Software                2.8%

our total net assets at fiscal year-end. Although we diversified the Fund toward small- and mid-capitalization stocks during the period, we believed that our remaining large-cap holdings were high-quality growth companies and represented good value.

The Fund benefited from its overweighting relative to the MSCI World Growth Index in value-oriented sectors such as energy and materials and underweighting in growth-oriented sectors such as information technology. However, our lower relative exposure to the value-oriented consumer staples sector could not entirely offset these positive contributions. Similarly, our selections within countries hurt the Fund. Stock selection in Japan and most European countries strongly affected Fund performance, both positively and negatively, but U.S. stock market weakness overall did the most substantial damage.

The Fund's U.S. telecommunications holdings, specifically Broadwing, Sprint and Verizon, fell sharply during the period due to lowered earnings expectations, and we sold them. Within the U.S. media sector, Clear Channel Communications weakened performance, as investor concerns over a variety of accounting and earnings-related issues pushed down share prices. However, after selling part of it earlier in the year, we rebuilt our position in Clear Channel because we believed these fears were unfounded, the company's fundamentals remained intact and following the decline, the stock's valuations were more attractive. Among diversified financial stocks, we sold Germany-based financial services company MLP, whose stock price fell due to accounting problems. We also sold Italian insurer Mediolanum as its share price declined over concerns that aggressive earnings growth targets would not be met. Lastly, Citigroup negatively impacted performance as worries about its exposure to WorldCom and Latin America drove stock prices lower.

Significant purchases during the Fund's fiscal year included U.S. defense contractor Raytheon and convenience-store chain Seven Eleven Japan. Notable sales during the period included U.S. conglomerate Tyco International and U.S. financial services firm JP Morgan Chase.

Looking forward, we will seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. To achieve this aim, we will continue to implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

We thank you for your participation in Franklin Global Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Growth Fund

TOP 10 HOLDINGS
Franklin Global Growth Fund
7/31/02

COMPANY
SECTOR/INDUSTRY,        % OF TOTAL
COUNTRY                 NET ASSETS
----------------------------------

Raytheon Co.                  2.5%
AEROSPACE & Defense, U.S.

Viacom Inc., B                2.4%
MEDIA, U.S.

American International
Group Inc.                    2.0%
INSURANCE, U.S.

Marsh & McLennan Cos. Inc.    2.0%
INSURANCE, U.S.

Seven Eleven Japan Co. Ltd.   1.9%
FOOD & DRUG RETAILING, JAPAN

Fannie Mae                    1.9%
DIVERSIFIED FINANCIALS, U.S.

Schering AG                   1.9%
PHARMACEUTICALS, GERMANY

Honeywell International Inc.  1.8%
AEROSPACE & DEFENSE, U.S.

Citigroup Inc.                1.8%
DIVERSIFIED FINANCIALS, U.S.

BP PLC                        1.8%
OIL & GAS, U.K.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
GROWTH FUND

PERFORMANCE SUMMARY AS OF 7/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. After 7/31/03, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         7/31/02   7/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$2.12          $5.70     $7.82

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0700

CLASS B                        CHANGE         7/31/02   7/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$2.15          $5.64     $7.79

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0733

CLASS C                        CHANGE         7/31/02   7/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$2.13          $5.65     $7.78

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0721

Advisor Class                  Change         7/31/02   7/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$2.12          $5.71     $7.83

DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.0932

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

PERFORMANCE

                                                       INCEPTION
CLASS A                                        1-YEAR (12/29/00)
----------------------------------------------------------------
Cumulative Total Return(1)                     -26.36%  -42.41%
Average Annual Total Return(2)                 -30.62%  -31.97%
Value of $10,000 Investment(3)                 $6,938   $5,428
Avg. Ann. Total Return (6/30/02)(4)            -28.02%  -29.83%

                                                       INCEPTION
CLASS B                                        1-YEAR (12/29/00)
----------------------------------------------------------------
Cumulative Total Return(1)                     -26.81%  -42.99%
Average Annual Total Return(2)                 -29.71%  -31.59%
Value of $10,000 Investment(3)                 $7,029   $5,476
Avg. Ann. Total Return (6/30/02)(4)            -27.13%  -29.38%

                                                       Inception
Class C                                        1-Year (12/29/00)
----------------------------------------------------------------
Cumulative Total Return(1)                     -26.70%  -42.90%
Average Annual Total Return(2)                 -28.16%  -30.20%
Value of $10,000 Investment(3)                 $7,184   $5,654
Avg. Ann. Total Return (6/30/02)(4)            -25.41%  -27.86%

                                                       INCEPTION
ADVISOR CLASS                                  1-YEAR (12/29/00)
----------------------------------------------------------------
Cumulative Total Return(1)                     -26.07%  -42.12%
Average Annual Total Return(2)                 -26.07%  -29.15%
Value of $10,000 Investment(3)                 $7,393   $5,788
Avg. Ann. Total Return (6/30/02)(4)            -23.44%  -26.84%

--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments. Investments in developing markets are subject to heightened risks. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. WE CHANGED THE FUND'S BENCHMARK INDEX FROM MSCI WORLD INDEX TO MSCI WORLD GROWTH INDEX BECAUSE THE NEW INDEX BETTER REFLECTS THE FUND'S COMPOSITION. IN THIS REPORT, WE SHOW THE FUND'S PERFORMANCE COMPARED WITH BOTH INDEXES. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/29/00-7/31/02)
            Franklin        MSCI
             Global      World Growth  MSCI World
           Growth Fund     Index(5)     Index(5)
12/29/00     $9,425        $10,000      $10,000
12/31/00     $9,425        $ 9,988      $10,011
1/31/01      $9,434        $10,290      $10,205
2/28/01      $8,256        $ 8,978      $ 9,344
3/31/01      $7,465        $ 8,254      $ 8,732
4/30/01      $8,096        $ 8,923      $ 9,380
5/31/01      $7,964        $ 8,745      $ 9,263
6/30/01      $7,691        $ 8,441      $ 8,974
7/31/01      $7,370        $ 8,317      $ 8,856
8/31/01      $6,664        $ 7,805      $ 8,433
9/30/01      $6,155        $ 7,158      $ 7,691
10/31/01     $6,277        $ 7,464      $ 7,839
11/30/01     $6,588        $ 8,032      $ 8,304
12/31/01     $6,627        $ 8,073      $ 8,357
1/31/02      $6,285        $ 7,810      $ 8,105
2/28/02      $6,199        $ 7,832      $ 8,036
3/31/02      $6,513        $ 8,028      $ 8,393
4/30/02      $6,323        $ 7,687      $ 8,111
5/31/02      $6,294        $ 7,649      $ 8,129
6/30/02      $5,875        $ 7,209      $ 7,637
7/31/02      $5,428        $ 6,702      $ 6,994

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    7/31/02
----------------------------------

1-Year                     -30.62%

Since Inception (12/29/00) -31.97%



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS B (12/29/00-7/31/02)
            Franklin        MSCI
             Global      World Growth  MSCI World
           Growth Fund     Index(5)     Index(5)
12/29/00    $10,000        $10,000      $10,000
12/31/00    $10,000        $ 9,988      $10,011
1/31/01     $10,010        $10,290      $10,205
2/28/01     $ 8,750        $ 8,978      $ 9,344
3/31/01     $ 7,910        $ 8,254      $ 8,732
4/30/01     $ 8,570        $ 8,923      $ 9,380
5/31/01     $ 8,420        $ 8,745      $ 9,263
6/30/01     $ 8,140        $ 8,441      $ 8,974
7/31/01     $ 7,790        $ 8,317      $ 8,856
8/31/01     $ 7,030        $ 7,805      $ 8,433
9/30/01     $ 6,500        $ 7,158      $ 7,691
10/31/01    $ 6,620        $ 7,464      $ 7,839
11/30/01    $ 6,950        $ 8,032      $ 8,304
12/31/01    $ 6,985        $ 8,073      $ 8,357
1/31/02     $ 6,621        $ 7,810      $ 8,105
2/28/02     $ 6,520        $ 7,832      $ 8,036
3/31/02     $ 6,864        $ 8,028      $ 8,393
4/30/02     $ 6,661        $ 7,687      $ 8,111
5/31/02     $ 6,631        $ 7,649      $ 8,129
6/30/02     $ 6,176        $ 7,209      $ 7,637
7/31/02     $ 5,476        $ 6,702      $ 6,994

AVERAGE ANNUAL TOTAL RETURN

CLASS  B                   7/31/02
----------------------------------

1-Year                     -29.71%

Since Inception (12/29/00) -31.59%

              Past performance does not guarantee future results.
18

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (12/29/00-7/31/02)
            Franklin        MSCI
             Global      World Growth  MSCI World
           Growth Fund     Index(5)     Index(5)
12/29/00     $9,901        $10,000      $10,000
12/31/00     $9,901        $ 9,988      $10,011
1/31/01      $9,911        $10,290      $10,205
2/28/01      $8,663        $ 8,978      $ 9,344
3/31/01      $7,822        $ 8,254      $ 8,732
4/30/01      $8,475        $ 8,923      $ 9,380
5/31/01      $8,337        $ 8,745      $ 9,263
6/30/01      $8,050        $ 8,441      $ 8,974
7/31/01      $7,713        $ 8,317      $ 8,856
8/31/01      $6,960        $ 7,805      $ 8,433
9/30/01      $6,436        $ 7,158      $ 7,691
10/31/01     $6,554        $ 7,464      $ 7,839
11/30/01     $6,881        $ 8,032      $ 8,304
12/31/01     $6,915        $ 8,073      $ 8,357
1/31/02      $6,554        $ 7,810      $ 8,105
2/28/02      $6,464        $ 7,832      $ 8,036
3/31/02      $6,794        $ 8,028      $ 8,393
4/30/02      $6,594        $ 7,687      $ 8,111
5/31/02      $6,564        $ 7,649      $ 8,129
6/30/02      $6,124        $ 7,209      $ 7,637
7/31/02      $5,654        $ 6,702      $ 6,994

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    7/31/02
----------------------------------

1-Year                     -28.16%

Since Inception (12/29/00) -30.20%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ADVISOR CLASS (12/29/00-7/31/02)
            Franklin        MSCI
             Global      World Growth  MSCI World
           Growth Fund     Index(5)     Index(5)
12/29/00    $10,000        $10,000      $10,000
12/31/00    $10,000        $ 9,988      $10,011
1/31/01     $10,020        $10,290      $10,205
2/28/01     $ 8,760        $ 8,978      $ 9,344
3/31/01     $ 7,920        $ 8,254      $ 8,732
4/30/01     $ 8,590        $ 8,923      $ 9,380
5/31/01     $ 8,450        $ 8,745      $ 9,263
6/30/01     $ 8,170        $ 8,441      $ 8,974
7/31/01     $ 7,830        $ 8,317      $ 8,856
8/31/01     $ 7,070        $ 7,805      $ 8,433
9/30/01     $ 6,540        $ 7,158      $ 7,691
10/31/01    $ 6,670        $ 7,464      $ 7,839
11/30/01    $ 7,010        $ 8,032      $ 8,304
12/31/01    $ 7,056        $ 8,073      $ 8,357
1/31/02     $ 6,691        $ 7,810      $ 8,105
2/28/02     $ 6,589        $ 7,832      $ 8,036
3/31/02     $ 6,934        $ 8,028      $ 8,393
4/30/02     $ 6,741        $ 7,687      $ 8,111
5/31/02     $ 6,711        $ 7,649      $ 8,129
6/30/02     $ 6,255        $ 7,209      $ 7,637
7/31/02     $ 5,788        $ 6,702      $ 6,994

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              7/31/02
----------------------------------

1-Year                     -26.07%

Since Inception (12/29/00) -29.15%

5. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

Past performance does not guarantee future results.

FRANKLIN GLOBAL TRUST
Financial Highlights

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

                                                                                              CLASS A
                                                                                      -----------------------
                                                                                        YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                             2002      2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................        $8.27    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment income (loss)(a) ...................................................         (.06)       --(d)
 Net realized and unrealized losses ................................................        (1.88)    (1.73)
                                                                                      -----------------------
Total from investment operations ...................................................        (1.94)    (1.73)
Less distributions from net investment income ......................................         (.07)       --
                                                                                      -----------------------
Net asset value, end of year .......................................................        $6.26    $ 8.27
                                                                                      =======================

Total return(b) ....................................................................     (23.62)%  (17.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................................         $520    $1,596
Ratios to average net assets:
 Expenses ..........................................................................        1.74%     1.74%(e)
 Expenses, excluding waiver and payments by affiliate ..............................        9.35%     7.20%(e)
 Net investment income (loss) ......................................................       (.85)%      .06%(e)
Portfolio turnover rate ............................................................       37.01%    32.80%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect sales commissions and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Actual net investment income per share was $.003.
(e)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                              CLASS B
                                                                                      -----------------------
                                                                                        YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                             2002      2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................        $8.24    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment loss(a) ............................................................         (.09)     (.02)
 Net realized and unrealized losses ................................................        (1.88)    (1.74)
                                                                                      -----------------------
Total from investment operations ...................................................        (1.97)    (1.76)
                                                                                      -----------------------
Less distributions from net investment income ......................................         (.05)       --
                                                                                      -----------------------
Net asset value, end of year .......................................................        $6.22    $ 8.24
                                                                                      =======================
Total return(b) ....................................................................     (24.00)%  (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................................         $244      $257
Ratios to average net assets:
 Expenses ..........................................................................        2.17%     2.34%(d)
 Expenses, excluding waiver and payments by affiliate ..............................        9.78%     7.80%(d)
 Net investment loss ...............................................................      (1.20)%    (.38)%(d)
Portfolio turnover rate ............................................................       37.01%    32.80%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect the contingent deferred sales charge and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                              CLASS C
                                                                                      -----------------------
                                                                                        YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                             2002      2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................        $8.24    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment loss(a) ............................................................         (.08)     (.02)
 Net realized and unrealized losses ................................................        (1.88)    (1.74)
                                                                                      -----------------------
Total from investment operations ...................................................        (1.96)    (1.76)
                                                                                      -----------------------
Less distributions from net investment income ......................................         (.06)       --
                                                                                      -----------------------
Net asset value, end of year .......................................................        $6.22    $ 8.24
                                                                                      =======================
Total return(b) ....................................................................     (23.90)%  (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................................         $382      $297
Ratios to average net assets:
 Expenses ..........................................................................        2.12%     2.29%(d)
 Expenses, excluding waiver and payments by affiliate ..............................        9.73%     7.75%(d)
 Net investment loss ...............................................................      (1.11)%    (.38)%(d)
Portfolio turnover rate ............................................................       37.01%    32.80%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                           Advisor Class
                                                                                      -----------------------
                                                                                        Year Ended July 31,
                                                                                      -----------------------
                                                                                             2002      2001(C)
                                                                                      -----------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................        $8.29    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment income (loss)(a) ...................................................         (.03)      .03
 Net realized and unrealized losses ................................................        (1.89)    (1.74)
                                                                                      -----------------------
Total from investment operations ...................................................        (1.92)    (1.71)
                                                                                      -----------------------
Less distributions from net investment income ......................................         (.08)       --
                                                                                      -----------------------
Net asset value, end of year .......................................................        $6.29    $ 8.29
                                                                                      =======================
Total return(b) ....................................................................     (23.23)%  (17.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................................         $186      $238
Ratios to average net assets:
 Expenses ..........................................................................        1.40%     1.40%(d)
 Expenses, excluding waiver and payments by affiliate ..............................        9.00%     6.86%(d)
 Net investment income (loss) ......................................................       (.43)%      .59%(d)
Portfolio turnover rate ............................................................       37.01%    32.80%

(a)Based on average weighted shares outstanding.
(b)Total return is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Annualized.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002

 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                       COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 82.5%
 AEROSPACE & DEFENSE 4.6%
*Alliant Techsystems Inc. .............................................     United States            150                 $    9,210
 Honeywell International Inc. .........................................     United States            600                     19,416
 Lockheed Martin Corp. ................................................     United States            300                     19,233
 Raytheon Co. .........................................................     United States            400                     13,032
                                                                                                                         ----------
                                                                                                                             60,891
                                                                                                                         ----------
 AIR FREIGHT & COURIERS 2.5%
 Exel PLC .............................................................    United Kingdom          1,300                     15,292
 Yamato Transport Co. Ltd. ............................................       Japan                1,000                     17,619
                                                                                                                         ----------
                                                                                                                             32,911
                                                                                                                         ----------
 AUTOMOBILES 1.1%
 Mazda Motor Corp. ....................................................       Japan                5,000                     14,279
                                                                                                                         ----------
 BANKS 5.2%
 Bank of America Corp. ................................................     United States            150                      9,975
 Lloyds TSB Group PLC .................................................    United Kingdom          1,100                     10,989
 North Fork Bancorp. Inc. .............................................     United States            600                     24,366
 Royal Bank of Scotland Group PLC .....................................    United Kingdom            400                     10,498
 U.S. Bancorp .........................................................     United States            600                     12,834
                                                                                                                         ----------
                                                                                                                             68,662
                                                                                                                         ----------
 BEVERAGES 1.3%
 Grupo Modelo SA de CV, C .............................................       Mexico               4,000                      9,172
 PepsiCo Inc. .........................................................     United States            200                      8,588
                                                                                                                         ----------
                                                                                                                             17,760
                                                                                                                         ----------
*BIOTECHNOLOGY 1.0%
 Genentech Inc. .......................................................     United States            400                     13,900
                                                                                                                         ----------
 BUILDING PRODUCTS .9%
 Masco Corp. ..........................................................     United States            500                     12,100
                                                                                                                         ----------
 COMMERCIAL SERVICES & SUPPLIES 2.7%
*Affiliated Computer Services Inc., A .................................     United States            200                      9,396
*BARRA Inc. ...........................................................     United States            300                     10,104
*Concord EFS Inc. .....................................................     United States            500                      9,750
 Jack Henry & Associates Inc. .........................................     United States            500                      7,135
                                                                                                                         ----------
                                                                                                                             36,385
                                                                                                                         ----------
*COMMUNICATIONS EQUIPMENT .8%
 Cisco Systems Inc. ...................................................     United States            800                     10,552
                                                                                                                         ----------
 COMPUTERS & PERIPHERALS 2.8%
 International Business Machines Corp. ................................     United States            100                      7,040
*Logitech International SA ............................................      Switzerland             750                     30,873
                                                                                                                         ----------
                                                                                                                             37,913
                                                                                                                         ----------
 CONSTRUCTION MATERIALS .7%
 Cemex SA, ADR ........................................................       Mexico                 400                      9,700
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                       COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
*CONTAINERS & PACKAGING .3%
 Mobile Mini Inc. .....................................................     United States            300                 $    4,206
                                                                                                                         ----------
 DIVERSIFIED FINANCIALS 4.1%
 American Express Co. .................................................     United States            500                     17,630
 Citigroup Inc. .......................................................     United States            400                     13,416
 Nomura Holdings Inc. .................................................       Japan                1,000                     13,368
 Wharf Holdings Ltd. ..................................................      Hong Kong             5,000                     10,545
                                                                                                                         ----------
                                                                                                                             54,959
                                                                                                                         ----------
 ELECTRIC UTILITIES .6%
 Hong Kong Electric Holdings Ltd. .....................................      Hong Kong             2,000                      7,500
                                                                                                                         ----------
*ELECTRONIC EQUIPMENT & INSTRUMENTS 3.3%
 Tandberg ASA .........................................................      Norway                3,470                     43,269
                                                                                                                         ----------
 ENERGY EQUIPMENT & SERVICES 1.1%
 Saipem SpA ...........................................................        Italy               2,200                     14,753
                                                                                                                         ----------
 FOOD & DRUG RETAILING 1.0%
 Tesco PLC ............................................................    United Kingdom          4,000                     13,669
                                                                                                                         ----------
 FOOD PRODUCTS 2.5%
 Dreyer's Grand Ice Cream Inc. ........................................     United States            300                     20,088
 Kraft Foods Inc. .....................................................     United States            350                     12,950
                                                                                                                         ----------
                                                                                                                             33,038
                                                                                                                         ----------
 HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
 Medtronic Inc. .......................................................     United States            400                     16,160
 Olympus Optical Co. Ltd. .............................................       Japan                1,000                     13,218
                                                                                                                         ----------
                                                                                                                             29,378
                                                                                                                         ----------
 HEALTH CARE PROVIDERS & SERVICES 1.8%
 AmerisourceBergen Corp. ..............................................     United States            300                     20,097
*Tenet Healthcare Corp. ...............................................     United States             75                      3,574
                                                                                                                         ----------
                                                                                                                             23,671
                                                                                                                         ----------
 HOUSEHOLD DURABLES 2.0%
 Pioneer Corp. ........................................................       Japan                1,000                     17,118
*Toll Brothers Inc. ...................................................     United States            400                      9,140
                                                                                                                         ----------
                                                                                                                             26,258
                                                                                                                         ----------
 HOUSEHOLD PRODUCTS 1.5%
 Reckitt Benckiser PLC ................................................     United Kingdom         1,200                     20,433
                                                                                                                         ----------
 INDUSTRIAL CONGLOMERATES 1.5%
 General Electric Co. .................................................     United States            600                     19,320
                                                                                                                         ----------
 INSURANCE 2.5%
 Marsh & McLennan Cos. Inc. ...........................................     United States            200                      9,580
 Renaissance Holdings Ltd. ............................................       Bermuda                600                     23,400
                                                                                                                         ----------
                                                                                                                             32,980
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                       COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 IT CONSULTING & SERVICES .8%
 Altran Technologies SA ...............................................       France                 635                 $   10,397
                                                                                                                         ----------
 MACHINERY .8%
 SMC Corp. ............................................................       Japan                  100                     10,237
                                                                                                                         ----------
 MEDIA 4.9%
*Clear Channel Communications Inc. ....................................     United States            300                      7,815
*Comcast Corp., A .....................................................     United States            500                     10,450
 Reed Elsevier PLC ....................................................    United Kingdom          1,800                     15,465
*Scholastic Corp. .....................................................     United States            400                     15,596
*Viacom Inc., B .......................................................     United States            400                     15,572
                                                                                                                         ----------
                                                                                                                             64,898
                                                                                                                         ----------
 METALS & MINING .9%
 Aluminum Corp. of China Ltd., H ......................................       China               76,000                     12,082
                                                                                                                         ----------
 MUTILINE RETAIL 2.5%
*BJ's Wholesale Club Inc. .............................................     United States            500                     17,575
*Costco Wholesale Corp. ...............................................     United States            300                     10,461
 Wal-Mart de Mexico SA de CV, V .......................................       Mexico               2,000                      5,410
                                                                                                                         ----------
                                                                                                                             33,446
                                                                                                                         ----------
 OFFICE ELECTRONICS 1.0%
 Canon Inc. ...........................................................       Japan                  400                     13,560
                                                                                                                         ----------
 PHARMACEUTICALS 9.6%
 Johnson & Johnson ....................................................     United States            300                     15,900
*King Pharmaceuticals Inc. ............................................     United States            300                      6,362
 Novartis AG ..........................................................      Switzerland             600                     24,435
 Novo-Nordisk AS, B ...................................................       Denmark                500                     11,778
*Perbio Science AB ....................................................      Sweden                1,580                     22,100
 Pfizer Inc. ..........................................................     United States            300                      9,705
 Sanofi Synthelabo SA .................................................       France                 185                     10,919
 Schering AG ..........................................................      Germany                 300                     15,765
 Wyeth ................................................................     United States            275                     10,973
                                                                                                                         ----------
                                                                                                                            127,937
                                                                                                                         ----------
 REAL ESTATE .6%
 Sun Hung Kai Properties Ltd. .........................................     Hong Kong              1,000                      7,500
                                                                                                                         ----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.4%
*Applied Materials Inc. ...............................................     United States          1,000                     14,870
 Intel Corp. ..........................................................     United States            500                      9,395
*Grupo Auxiliar Metalurgico SA (GAMESA) ...............................       Spain                1,960                     35,069
 STMicroelectronics NV ................................................       France                 490                     10,333
*Taiwan Semiconductor Manufacturing Co. Ltd., ADR .....................       Taiwan                 440                      4,013
*United Microelectronics Corp., ADR ...................................       Taiwan               1,845                     10,959
                                                                                                                         ----------
                                                                                                                             84,639
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                       COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOFTWARE 3.8%
*  Cadence Design Systems Inc. ........................................     United States            700                 $    8,715
   Marlborough Stirling PLC ...........................................     United Kingdom        11,300                     17,388
*  Microsoft Corp. ....................................................     United States            300                     14,394
*  PeopleSoft Inc. ....................................................     United States            100                      1,798
*  Precise Software Solutions Ltd. ....................................       Israel                 700                      8,792
                                                                                                                         ----------
                                                                                                                             51,087
                                                                                                                         ----------
   SPECIALTY STORES 1.7%
*  Barnes & Noble Inc. ................................................     United States            400                      8,616
*  CDW Computer Centers Inc. ..........................................     United States            200                      9,560
   Dixons Group PLC ...................................................     United Kingdom         2,000                      5,100
                                                                                                                         ----------
                                                                                                                             23,276
                                                                                                                         ----------
   WIRELESS COMMUNICATIONS 1.5%
   America Movil SA de CV, L, ADR .....................................      Mexico                  500                      6,275
*  China Mobile (Hong Kong) Ltd. ......................................       China                5,000                     13,846
                                                                                                                         ----------
                                                                                                                             20,121
                                                                                                                         ----------
   TOTAL COMMON STOCKS (COST $1,230,866) ..............................                                                   1,097,667
                                                                                                                         ----------

(a)SHORT TERM INVESTMENTS (COST $96,228) 7.2%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ......     United States         96,228                     96,228
                                                                                                                         ----------
   TOTAL INVESTMENTS (COST $1,327,094) 89.7% ..........................                                                   1,193,895
   OTHER ASSETS, LESS LIABILITIES 10.3% ...............................                                                     136,790
                                                                                                                         ----------
   TOTAL NET ASSETS 100.0% ............................................                                                  $1,330,685
                                                                                                                         ==========

*Non-income producing.
(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Highlights

FRANKLIN GLOBAL GROWTH FUND

                                                                                              CLASS A
                                                                                      -----------------------
                                                                                         YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                             2002    2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................................         $7.82    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment income (loss)(a) ..................................................          (.02)       --(d)
 Net realized and unrealized losses ...............................................         (2.03)    (2.18)
                                                                                      -----------------------
Total from investment operations ..................................................         (2.05)    (2.18)
                                                                                      -----------------------
Less distributions from net investment income .....................................          (.07)       --
                                                                                      -----------------------
Net asset value, end of year ......................................................         $5.70    $ 7.82
                                                                                      =======================

Total return(b) ...................................................................      (26.36)%  (21.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................................          $854    $3,236
Ratios to average net assets:
 Expenses .........................................................................         1.75%     1.73%(e)
 Expenses, excluding waiver and payments by affiliate .............................         8.08%     4.65%(e)
 Net investment income (loss) .....................................................        (.33)%      .11%(e)
Portfolio turnover rate ...........................................................       107.26%    37.17%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect sales commissions and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Actual net investment income per share was $.004.
(e)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                              CLASS B
                                                                                      -----------------------
                                                                                         YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                           2002    2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................................         $7.79    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment loss(a) ...........................................................          (.06)     (.03)
 Net realized and unrealized losses ...............................................         (2.02)    (2.18)
                                                                                      -----------------------
Total from investment operations ..................................................         (2.08)    (2.21)
                                                                                      -----------------------
Less distributions from net investment income .....................................          (.07)       --
                                                                                      -----------------------
Net asset value, end of year ......................................................         $5.64    $ 7.79
                                                                                      =======================
Total return(b) ...................................................................      (26.81)%  (22.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................................          $466      $458
Ratios to average net assets:
 Expenses .........................................................................         2.29%     2.32%(d)
 Expenses, excluding waiver and payments by affiliate .............................         8.62%     5.24%(d)
 Net investment loss ..............................................................        (.84)%    (.58)%(d)
Portfolio turnover rate ...........................................................       107.26%    37.17%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect the contingent deferred sales charge and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                              CLASS C
                                                                                      -----------------------
                                                                                         YEAR ENDED JULY 31,
                                                                                      -----------------------
                                                                                             2002    2001(C)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................................         $7.78    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment loss(a) ...........................................................          (.05)     (.02)
 Net realized and unrealized losses ...............................................         (2.01)    (2.20)
                                                                                      -----------------------
Total from investment operations ..................................................         (2.06)    (2.22)
                                                                                      -----------------------
Less distributions from net investment income .....................................          (.07)     -
                                                                                      -----------------------
Net asset value, end of year ......................................................         $5.65    $ 7.78
                                                                                      =======================

Total return(b) ...................................................................      (26.70)%  (22.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................................          $423      $358
Ratios to average net assets:
 Expenses .........................................................................         2.18%     2.30%(d)
 Expenses, excluding waiver and payments by affiliate .............................         8.51%     5.22%(d)
 Net investment loss ..............................................................        (.73)%    (.47)%(d)
Portfolio turnover rate ...........................................................       107.26%    37.17%

(a)Based on average weighted shares outstanding.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
(c)For the period December 29, 2000 (effective date) to July 31, 2001.
(d)Annualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                           Advisor Class
                                                                                      -----------------------
                                                                                        Year Ended July 31,
                                                                                      -----------------------
                                                                                             2002    2001(D)
                                                                                      -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................................         $7.83    $10.00
                                                                                      -----------------------
Income from investment operations:
 Net investment income(a) .........................................................            --(c)     .03
 Net realized and unrealized losses ...............................................         (2.03)    (2.20)
                                                                                      -----------------------
Total from investment operations ..................................................         (2.03)    (2.17)
                                                                                      -----------------------
Less distributions from net investment income .....................................          (.09)       --
                                                                                      -----------------------
Net asset value, end of year ......................................................         $5.71    $ 7.83
                                                                                      =======================

Total return(b) ...................................................................      (26.07)%  (21.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................................          $186      $219
Ratios to average net assets:
 Expenses .........................................................................         1.40%     1.40%(e)
 Expenses, excluding waiver and payments by affiliate .............................         7.73%     4.32%(e)
 Net investment income ............................................................          .04%      .57%(e)
Portfolio turnover rate ...........................................................       107.26%    37.17%

(a)Based on average weighted shares outstanding.
(b)Total return is not annualized.
(c)Actual net investment income per share was $.003.
(d)For the period December 29, 2000 (effective date) to July 31, 2001.
(e)Annualized.


                       See notes to financial statements.

Franklin Global Trust
Statement of Investments, July 31, 2002

 FRANKLIN GLOBAL GROWTH FUND                                                  COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 87.5%
 AEROSPACE & DEFENSE 5.8%
 Honeywell International Inc. .........................................     United States          1,100                  $  35,596
 Raytheon Co. .........................................................     United States          1,500                     48,870
 United Technologies Corp. ............................................     United States            400                     27,800
                                                                                                                         ----------
                                                                                                                            112,266
                                                                                                                         ----------
 AIR FREIGHT & COURIERS 2.4%
 Exel PLC .............................................................    United Kingdom          2,500                     29,407
 Yamato Transport Co. Ltd. ............................................       Japan                1,000                     17,619
                                                                                                                         ----------
                                                                                                                             47,026
                                                                                                                         ----------
 AUTOMOBILES 2.0%
 Bayerische Motoren Werke AG ..........................................      Germany                 700                     26,353
 Mazda Motor Corp. ....................................................       Japan                4,000                     11,423
                                                                                                                         ----------
                                                                                                                             37,776
                                                                                                                         ----------
 BANKS 8.4%
 Allied Irish Banks PLC ...............................................    Irish Republic          1,300                     14,824
 Bank of New York Co. Inc. ............................................     United States            900                     28,817
 Danske Bank ..........................................................       Denmark              1,400                     25,312
 Lloyds TSB Group PLC .................................................    United Kingdom          2,500                     24,975
 Royal Bank of Scotland Group PLC .....................................    United Kingdom            700                     18,371
*UBS AG ...............................................................      Switzerland             500                     22,033
 U.S. Bancorp .........................................................     United States          1,300                     27,807
                                                                                                                         ----------
                                                                                                                            162,139
                                                                                                                         ----------
 BEVERAGES 2.3%
 Diageo PLC ...........................................................    United Kingdom            900                     10,910
 Grupo Modelo SA de CV, C .............................................       Mexico               7,300                     16,740
 PepsiCo Inc. .........................................................    United States             400                     17,176
                                                                                                                         ----------
                                                                                                                             44,826
                                                                                                                         ----------
 BIOTECHNOLOGY 1.7%
*CellTech Group PLC ...................................................    United Kingdom          1,800                     11,247
*Genentech Inc. .......................................................     United States            300                     10,425
 Serono SA, B .........................................................      Switzerland              22                     11,506
                                                                                                                         ----------
                                                                                                                             33,178
                                                                                                                         ----------
 CHEMICALS 1.4%
 Shin-Etsu Chemical Co. Ltd. ..........................................       Japan                  800                     27,789
                                                                                                                         ----------
 COMMUNICATIONS EQUIPMENT 1.1%
*Cisco Systems Inc. ...................................................     United States            900                     11,871
 Nokia Corp., A .......................................................      Finland                 800                      9,961
                                                                                                                         ----------
                                                                                                                             21,832
                                                                                                                         ----------
 COMPUTERS & PERIPHERALS 1.3%
*Dell Computer Corp. ..................................................     United States            400                      9,972
 International Business Machines Corp. ................................     United States            200                     14,080
                                                                                                                         ----------
                                                                                                                             24,052
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


 FRANKLIN GLOBAL GROWTH FUND                                                  COUNTRY              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 CONSTRUCTION MATERIALS .9%
 Cemex SA, ADR ........................................................       Mexico                 700                 $   16,975
                                                                                                                         ----------
 DIVERSIFIED FINANCIALS 5.6%
 Citigroup Inc. .......................................................     United States          1,050                     35,216
 Fannie Mae ...........................................................     United States            500                     37,445
 Nomura Holdings Inc. .................................................       Japan                2,000                     26,737
 Wharf Holdings Ltd. ..................................................      Hong Kong             4,000                      8,436
                                                                                                                         ----------
                                                                                                                            107,834
                                                                                                                         ----------
 DIVERSIFIED TELECOMMUNICATION SERVICES .7%
 SBC Communications Inc. ..............................................     United States            500                     13,830
                                                                                                                         ----------
 ELECTRIC UTILITIES .5%
 Hong Kong Electric Holdings Ltd. .....................................       Hong Kong            2,500                      9,375
                                                                                                                         ----------
 ENERGY EQUIPMENT & SERVICES 2.4%
*Noble Corp. ..........................................................     United States            500                     16,200
 Saipem SpA ...........................................................       Italy                4,500                     30,177
                                                                                                                         ----------
                                                                                                                             46,377
                                                                                                                         ----------
 FOOD & DRUG RETAILING 4.1%
 Seven Eleven Japan Co. Ltd. ..........................................       Japan                1,000                     37,575
 SYSCO Corp. ..........................................................     United States            800                     20,840
 Tesco PLC ............................................................    United Kingdom          3,400                     11,619
 William Morrison Supermarkets PLC ....................................    United Kingdom          3,200                      9,998
                                                                                                                         ----------
                                                                                                                             80,032
                                                                                                                         ----------
 FOOD PRODUCTS 1.0%
 Kraft Foods Inc. .....................................................     United States            500                     18,500
                                                                                                                         ----------
 HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
 Medtronic Inc. .......................................................     United States            800                     32,320
 Olympus Optical Co. Ltd. .............................................       Japan                1,000                     13,218
                                                                                                                         ----------
                                                                                                                             45,538
                                                                                                                         ----------
 HOUSEHOLD PRODUCTS 1.2%
 Reckitt Benckiser PLC ................................................     United Kingdom         1,400                     23,839
                                                                                                                         ----------
 INDUSTRIAL CONGLOMERATES .9%
 General Electric Co. .................................................     United States            550                     17,710
                                                                                                                         ----------
 INSURANCE 4.0%
 American International Group Inc. ....................................     United States            600                     38,352
 Marsh & McLennan Cos. Inc. ...........................................     United States            800                     38,320
                                                                                                                         ----------
                                                                                                                             76,672
                                                                                                                         ----------
 MACHINERY .5%
 SMC Corp. ............................................................       Japan                  100                     10,237
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

 FRANKLIN GLOBAL GROWTH FUND                                                  COUNTRY             SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 MEDIA 5.6%
 Arnoldo Mondadori Editore SpA ........................................       Italy                2,700                 $   16,438
*Clear Channel Communications Inc. ....................................     United States            700                     18,235
 Reed Elsevier PLC ....................................................    United Kingdom          3,000                     25,776
*Viacom Inc., B .......................................................     United States          1,200                     46,716
                                                                                                                         ----------
                                                                                                                            107,165
                                                                                                                         ----------
 METALS & MINING 1.0%
 Aluminum Corp. of China Ltd., H ......................................       China              116,000                     18,441
                                                                                                                         ----------
 MULTILINE RETAIL 1.5%
*Costco Wholesale Corp. ...............................................     United States            600                     20,922
 Wal-Mart de Mexico SA de CV, V .......................................       Mexico               3,000                      8,115
                                                                                                                         ----------
                                                                                                                             29,037
                                                                                                                         ----------
 OFFICE ELECTRONICS 1.8%
 Canon Inc. ...........................................................       Japan                1,000                     33,901
                                                                                                                         ----------
 OIL & GAS 5.2%
 Anadarko Petroleum Corp. .............................................     United States            550                     23,925
 BP PLC ...............................................................    United Kingdom          4,500                     34,938
 Royal Dutch Petroleum Co. ............................................     Netherlands              600                     27,412
 Yukos Corp., ADR .....................................................       Russia                 100                     13,375
                                                                                                                         ----------
                                                                                                                             99,650
                                                                                                                         ----------
 PHARMACEUTICALS 9.9%
 Eli Lilly & Co. ......................................................     United States            400                     23,368
 Johnson & Johnson ....................................................     United States            500                     26,500
 Novartis AG ..........................................................      Switzerland             700                     28,507
 Novo-Nordisk AS, B ...................................................       Denmark                500                     11,778
 Pfizer Inc. ..........................................................     United States            700                     22,645
 Sanofi Synthelabo SA .................................................       France                 300                     17,706
 Schering AG ..........................................................       Germany                700                     36,785
 Wyeth ................................................................     United States            600                     23,940
                                                                                                                         ----------
                                                                                                                            191,229
                                                                                                                         ----------
 REAL ESTATE 1.6%
 Equity Office Properties Trust .......................................     United States            600                     15,828
 Sun Hung Kai Properties Ltd. .........................................        Hong Kong           2,000                     15,000
                                                                                                                         ----------
                                                                                                                             30,828
                                                                                                                         ----------
 RESTAURANTS .7%
 Compass Group PLC ....................................................     United Kingdom         2,600                     12,814
                                                                                                                         ----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 3.8%
*Applied Materials Inc. ...............................................     United States          1,200                     17,843
 Intel Corp. ..........................................................     United States          1,200                     22,548
 STMicroelectronics NV ................................................       France                 450                      9,490
*Taiwan Semiconductor Manufacturing Co. Ltd., ADR .....................       Taiwan                 990                      9,029
*United Microelectronics Corp., ADR ...................................       Taiwan               2,575                     15,296
                                                                                                                         ----------
                                                                                                                             74,206
                                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

 FRANKLIN GLOBAL GROWTH FUND                                                  COUNTRY             SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
*  SOFTWARE 2.8%
   Mercury Interactive Corp. ..........................................     United States            900                 $   23,058
   Microsoft Corp. ....................................................     United States            650                     31,187
                                                                                                                         ----------
                                                                                                                             54,245
                                                                                                                         ----------
   SPECIALTY RETAIL .4%
   Dixons Group PLC ...................................................    United Kingdom          3,200                      8,161
                                                                                                                         ----------
   TOBACCO 1.4%
   Philip Morris Cos. Inc. ............................................     United States            600                     27,630
                                                                                                                         ----------
   WIRELESS COMMUNICATIONS 1.2%
   America Movil SA de CV, L, ADR .....................................       Mexico                 800                     10,040
*  China Mobile (Hong Kong) Ltd. ......................................       China                4,500                     12,462
                                                                                                                         ----------
                                                                                                                             22,502
                                                                                                                         ----------
   TOTAL COMMON STOCKS (COST $1,964,140) ..............................                                                   1,687,612
                                                                                                                         ----------

(a)SHORT TERM INVESTMENTS (COST $89,501) 4.6%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ......     United States         89,501                     89,501
                                                                                                                         ----------
   TOTAL INVESTMENTS (COST $2,053,641) 92.1% ..........................                                                   1,777,113
   OTHER ASSETS, LESS LIABILITIES 7.9% ................................                                                     152,202
                                                                                                                         ----------
   TOTAL NET ASSETS 100.0% ............................................                                                  $1,929,315
                                                                                                                         ==========

*Non-income producing.
(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

                                                                                  FRANKLIN          FRANKLIN
                                                                              GLOBAL AGGRESSIVE      GLOBAL
                                                                                 GROWTH FUND       GROWTH FUND
                                                                              --------------------------------
Assets:
 Investments in securities:
  Cost ................................................................           $1,327,094     $ 2,053,641
                                                                              --------------------------------
  Value ...............................................................            1,193,895       1,777,113
 Cash .................................................................                  226           2,532
 Receivables:
  From affiliates .....................................................              181,067         169,263
  Fund shares sold ....................................................                   --           7,792
  Dividends ...........................................................                1,044           2,695
                                                                              --------------------------------
      Total assets ....................................................            1,376,232       1,959,395
                                                                              --------------------------------
Liabilities:
 Payables:
  Fund shares redeemed ................................................                   --           1,588
  Investment securities purchased .....................................               17,901              --
 Accrued expenses .....................................................               27,646          28,492
                                                                              --------------------------------
      Total liabilities ...............................................               45,547          30,080
                                                                              --------------------------------
Net assets, at value ..................................................           $1,330,685     $ 1,929,315
                                                                              ================================
Net assets consist of:
 Net unrealized depreciation ..........................................           $ (133,144)    $  (276,372)
 Accumulated net realized loss ........................................             (844,702)     (1,458,395)
 Beneficial shares ....................................................            2,308,531       3,664,082
                                                                              --------------------------------
Net assets, at value ..................................................           $1,330,685     $ 1,929,315
                                                                              ================================

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
July 31, 2002

                                                                                  FRANKLIN          FRANKLIN
                                                                              GLOBAL AGGRESSIVE      GLOBAL
                                                                                 GROWTH FUND       GROWTH FUND
                                                                              --------------------------------
CLASS A:
 Net assets, at value .................................................           $  519,608       $ 854,212
                                                                              ================================
 Shares outstanding ...................................................               83,039         149,893
                                                                              ================================
 Net asset value per share ............................................                $6.26           $5.70
                                                                              ================================
 Maximum offering price per share (Net asset value per share / 94.25%)                 $6.64           $6.05
                                                                              ================================
CLASS B:
 Net assets, at value .................................................           $  243,742       $ 465,996
                                                                              ================================
 Shares outstanding ...................................................               39,168          82,575
                                                                              ================================
 Net asset value and maximum offering price per share(a) ..............                $6.22           $5.64
                                                                              ================================
CLASS C:
 Net assets, at value .................................................           $  381,729       $ 422,728
                                                                              ================================
 Shares outstanding ...................................................               61,344          74,833
                                                                              ================================
 Net asset value per sharea ...........................................                $6.22           $5.65
                                                                              ================================
 Maximum offering price per share (Net asset value per share / 99%) ...                $6.28           $5.71
                                                                              ================================
ADVISOR CLASS:
 Net assets, at value .................................................           $  185,606       $ 186,379
                                                                              ================================
 Shares outstanding ...................................................               29,530          32,659
                                                                              ================================
 Net asset value and maximum offering price per share .................                $6.29           $5.71
                                                                              ================================

(a)Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

                                                                                  FRANKLIN          FRANKLIN
                                                                              GLOBAL AGGRESSIVE      GLOBAL
                                                                                 GROWTH FUND       GROWTH FUND
                                                                              --------------------------------
Dividend income* ......................................................            $  16,935       $  31,996
Expenses:
 Management fees (Note 3) .............................................               14,295          17,479
 Administrative fees (Note 3) .........................................                3,614           4,466
 Distribution fees (Note 3)
  Class A .............................................................                3,342           4,021
  Class B .............................................................                2,033           4,087
  Class C .............................................................                2,749           3,231
 Transfer agent fees (Note 3) .........................................                6,000           7,525
 Custodian fees .......................................................                  350             350
 Reports to shareholders ..............................................                8,300           9,525
 Registration and filing fees .........................................               50,680          52,900
 Professional fees ....................................................               38,475          39,275
 Trustees' fees and expenses ..........................................                   50              35
 Amortization of offering costs .......................................               40,868          40,868
 Other ................................................................                  100             150
                                                                              --------------------------------
      Total expenses ..................................................              170,856         183,912
      Expenses waived/paid by affiliate (Note 3) ......................             (137,507)       (141,388)
                                                                              --------------------------------
       Net expenses ...................................................               33,349          42,524
                                                                              --------------------------------
        Net investment loss ...........................................              (16,414)        (10,528)
                                                                              --------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .........................................................             (608,541)       (847,397)
  Foreign currency transactions .......................................                4,188             488
                                                                              --------------------------------
      Net realized loss ...............................................             (604,353)       (846,909)
 Net unrealized appreciation on:
  Investments .........................................................               89,639         142,992
  Translation of assets and liabilities denominated in foreign currencies                 55             156
                                                                              --------------------------------
      Net unrealized appreciation .....................................               89,694         143,148
                                                                              --------------------------------
Net realized and unrealized loss ......................................             (514,659)       (703,761)
                                                                              --------------------------------
Net decrease in net assets resulting from operations ..................            $(531,073)      $(714,289)
                                                                              ================================

*Net of foreign taxes of $797 and $1,794 for the Franklin Global Aggressive Growth Fund and the Franklin Global Growth Fund, respectively.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JULY 31, 2002
AND FOR THE PERIOD DECEMBER 29, 2000 (EFFECTIVE DATE) TO JULY 31, 2001

                                                                  FRANKLIN GLOBAL                 FRANKLIN GLOBAL
                                                               AGGRESSIVE GROWTH FUND                GROWTH FUND
                                                           ----------------------------------------------------------------
                                                            YEAR ENDED     PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                                                           JULY 31, 2002  JULY 31, 2001      JULY 31, 2002   JULY 31, 2001
                                                           ----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................  $  (16,414)      $      180        $   (10,528)    $       813
  Net realized loss from investments and foreign
 currency transactions ...................................    (604,353)        (234,007)          (846,909)       (617,364)
  Net unrealized appreciation (depreciation) on
 investments and translation of assets and liabilities
 denominated in foreign currencies .......................      89,694         (222,838)           143,148        (419,520)
                                                           ----------------------------------------------------------------
      Net decrease in net assets resulting from
 operations ..............................................    (531,073)        (456,665)          (714,289)     (1,036,071)
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................     (10,780)              --            (11,224)             --
   Class B ...............................................      (1,774)              --             (4,883)             --
   Class C ...............................................      (3,351)              --             (4,001)             --
   Advisor Class .........................................      (2,338)              --             (2,699)             --
                                                           ----------------------------------------------------------------
 Total distribution to shareholders ......................     (18,243)              --            (22,807)             --
 Beneficial share transactions (Note 2):
   Class A ...............................................    (767,011)       1,886,819         (1,989,446)      4,036,337
   Class B ...............................................      58,664          293,761            155,218         530,943
   Class C ...............................................     193,720          340,524            197,650         425,834
   Advisor Class .........................................       6,954          273,235             31,216         264,730
                                                           ----------------------------------------------------------------
 Total beneficial share transactions .....................    (507,673)       2,794,339         (1,605,362)      5,257,844
      Net increase (decrease) in net assets ..............  (1,056,989)       2,337,674         (2,342,458)      4,221,773
Net assets:
 Beginning of period .....................................   2,387,674           50,000          4,271,773          50,000
                                                           ----------------------------------------------------------------
 End of period ........................................... $ 1,330,685       $2,387,674        $ 1,929,315     $ 4,271,773
                                                           ================================================================
Undistributed net investment income included in net assets:
 End of period ........................................... $        --       $   18,231        $        --     $    22,797
                                                           ================================================================

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Franklin Global Aggressive Growth Fund - Seeks to achieve long term capital appreciation by investing primarily in securities of companies located around the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.

Franklin Global Growth Fund - Seeks to achieve long-term capital appreciation by investing primarily in equity securities of large and mid-cap growth companies located throughout the world.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

C. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provisions have been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

2. BENEFICIAL SHARES

The Funds offer four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (CONTINUED)

2. BENEFICIAL SHARES (CONT.)

At July 31, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                                   FRANKLIN GLOBAL                 FRANKLIN GLOBAL
                                                               AGGRESSIVE GROWTH FUND               GROWTH FUND
                                                              ----------------------------------------------------------
CLASS A SHARES:                                                 SHARES      AMOUNT               SHARES       AMOUNT
                                                              ----------------------------------------------------------
Year ended July 31, 2002
Shares sold ..............................................      22,077    $  164,446              132,228    $  898,457
Shares issued on reinvestment of distributions ...........       1,167         9,022                1,354         9,208
Shares redeemed ..........................................    (133,187)     (940,479)            (397,717)   (2,897,111)
                                                              ----------------------------------------------------------
Net decrease .............................................    (109,943)   $ (767,011)            (264,135)  $(1,989,446)
                                                              ==========================================================
Period ended July 31, 2001*
Shares sold ..............................................     199,589    $1,962,613              439,812   $ 4,267,907
Shares redeemed ..........................................      (7,857)      (75,794)             (27,034)     (231,570)
                                                              ----------------------------------------------------------
Net increase .............................................     191,732    $1,886,819              412,778   $ 4,036,337
                                                              ==========================================================
                                                                   FRANKLIN GLOBAL                 FRANKLIN GLOBAL
                                                               AGGRESSIVE GROWTH FUND                GROWTH FUND
                                                              ----------------------------------------------------------
CLASS B SHARES:                                                 SHARES      AMOUNT                SHARES       AMOUNT
                                                              ----------------------------------------------------------
Year ended July 31, 2002
Shares sold ..............................................      20,604    $  150,279               53,565     $ 342,316
Shares issued on reinvestment of distributions ...........          53           412                  427         2,885
Shares redeemed ..........................................     (12,617)      (92,027)             (30,187)     (189,983)
                                                              ----------------------------------------------------------
Net increase .............................................       8,040     $  58,664               23,805     $ 155,218
                                                              ==========================================================
Period ended July 31, 2001*
Shares sold ..............................................      30,251    $  296,848               58,132     $ 536,328
Shares redeemed ..........................................        (373)       (3,087)                (612)       (5,385)
                                                              ----------------------------------------------------------
Net increase .............................................      29,878    $  293,761               57,520     $ 530,943
                                                              ==========================================================
                                                                   FRANKLIN GLOBAL                 FRANKLIN GLOBAL
                                                               AGGRESSIVE GROWTH FUND                GROWTH FUND
                                                              ----------------------------------------------------------
CLASS C SHARES:                                                 SHARES      AMOUNT                SHARES       AMOUNT
                                                              ----------------------------------------------------------
Year ended July 31, 2002
Shares sold ..............................................      38,282    $  287,265               56,073     $ 363,470
Shares issued on reinvestment of distributions ...........         202         1,551                  299         2,028
Shares redeemed ..........................................     (13,192)      (95,096)             (27,584)     (167,848)
                                                              ----------------------------------------------------------
Net increase .............................................      25,292    $  193,720               28,788     $ 197,650
                                                              ==========================================================
Period ended July 31, 2001*
Shares sold ..............................................      35,307    $  344,971               45,299     $ 429,866
Shares redeemed ..........................................        (505)       (4,447)                (504)       (4,032)
                                                              ----------------------------------------------------------
Net increase .............................................      34,802    $  340,524               44,795     $ 425,834
                                                              ==========================================================

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (CONTINUED)

2. BENEFICIAL SHARES (CONT.)

                                                                  FRANKLIN GLOBAL                    FRANKLIN GLOBAL
                                                              AGGRESSIVE GROWTH FUND                   GROWTH FUND
                                                              ----------------------------------------------------------
ADVISOR CLASS SHARES:                                           SHARES        AMOUNT               SHARES        AMOUNT
                                                              ----------------------------------------------------------
Year ended July 31, 2002
Shares sold ..............................................       1,725     $  13,014                4,698      $ 31,638
Shares issued on reinvestment of distributions ...........          36           280                   54           365
Shares redeemed ..........................................        (936)       (6,340)                (131)         (787)
                                                              ----------------------------------------------------------
Net increase .............................................         825     $   6,954                4,621      $ 31,216
                                                              ==========================================================
Period ended July 31, 2001*
Shares sold ..............................................      28,727     $ 284,554               27,088      $267,393
Shares redeemed ..........................................      (1,272)      (11,319)                (300)       (2,663)
                                                              ----------------------------------------------------------
Net increase .............................................      27,455     $ 273,235               26,788      $264,730
                                                              ==========================================================

*Effective date was December 29, 2000.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

        ENTITY                                                                  AFFILIATION
        ----------------------------------------------------------------------------------------------
        Franklin Templeton Services, LLC (FT Services)                          Administrative manager
        Franklin Advisers, Inc. (Advisers)                                      Investment manager
        Franklin/Templeton Distributors, Inc. (Distributors)                    Principal underwriter
        Franklin/Templeton Investor Services LLC (FTIS)                         Transfer agent

The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:

       ANNUALIZED
        FEE RATE      AVERAGE DAILY NET ASSETS
       ------------------------------------------------------------------
          0.80%       First $500 million
          0.70%       Over $500 million, up to and including $1.0 billion
          0.65%       Over $1.0 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund.

Under a subadvisory agreement, Fiduciary International, Inc., an affiliate of Advisers, provides subadvisory services to the Funds and receives from Advisers fees based on the average daily net assets of each Fund.

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each Fund.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively.

Distributors paid net commissions from sales of Fund's shares and received contingent deferred sales charges for the year ended July 31, 2002 as follows:

                                                  FRANKLIN         FRANKLIN
                                             GLOBAL AGGRESSIVE      GLOBAL
                                                GROWTH FUND      GROWTH FUND
                                             -------------------------------
        Total commissions paid .............       $3,575          $4,805
        Contingent deferred sales charges ..       $  170          $  372

The manager and administrator have agreed in advance to waive or limit their respective fees and assume as their own expense certain expense otherwise payable by the Funds so that total annual Funds' operating expenses do not exceed 1.75% for Class A, 2.40% for Class B, 2.40% for Class C, and 1.40% for Advisor Class for the current fiscal year. After July 31, 2003, the manager and administrator may end this arrangement at any time.

4. INCOME TAXES

At July 31, 2002, the cost of investments and net unrealized depreciation for income tax purposes were as follows:

                                                  FRANKLIN         FRANKLIN
                                             GLOBAL AGGRESSIVE      GLOBAL
                                                GROWTH FUND      GROWTH FUND
                                             --------------------------------
        Cost of investments ...............        $ 1,327,104    $2,059,406
                                             --------------------------------
        Unrealized appreciation ...........             91,160        34,163
        Unrealized depreciation ...........           (224,369)     (316,456)
                                             --------------------------------
        Net unrealized depreciation .......        $  (133,209)  $  (282,293)
                                             ================================

For the Funds, the tax character of distributions paid during the year ended July 31, 2002, was the same for financial statement and tax purposes.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (CONTINUED)

4. INCOME TAXES (CONT.)

At July 31, 2002, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                  FRANKLIN         FRANKLIN
                                             GLOBAL AGGRESSIVE      GLOBAL
                                                GROWTH FUND      GROWTH FUND
                                             --------------------------------
        Capital loss carryover expiring in:
          2009 ............................           $236,161    $  608,593
          2010 ............................            142,742       554,954
                                             --------------------------------
                                                      $378,903    $1,163,547
                                             ================================

At July 31, 2002, Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund had deferred capital losses occurring subsequent to October 31, 2001 of $465,789 and $288,149, respectively. For tax purposes, such losses will be reflected in the year ending July 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2002 were as follows:

                                                  FRANKLIN         FRANKLIN
                                             GLOBAL AGGRESSIVE      GLOBAL
                                                GROWTH FUND      GROWTH FUND
                                             --------------------------------
        Purchases ......................          $  935,866    $2,293,136
        Sales .........................           $1,551,804    $3,940,119

FRANKLIN GLOBAL TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FRANKLIN GLOBAL TRUST AND THE SHAREHOLDERS OF:
FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND
FRANKLIN GLOBAL GROWTH FUND

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund, each a series of Franklin Global Trust (the "Trust"), at July 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the year then ended and for the period December 29, 2000 (commencement of operations) through July 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 21, 2002

FRANKLIN GLOBAL TRUST
Tax Designation

Under Section 854 (b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2002.

          FRANKLIN                           FRANKLIN
      GLOBAL AGGRESSIVE                       GLOBAL
         GROWTH FUND                        GROWTH FUND
      -------------------------------------------------
          41.65%                             60.00%

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS                                                            NUMBER OF
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

FRANK H. ABBOTT, III (81)              Trustee             Since 2000                  105                  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)                  Trustee             Since 2000                  133                  Director, RBC Holdings,
One Franklin Parkway                                                                                        Inc. (bank holding
San Mateo, CA 94403-1906                                                                                    company) and Bar-S Foods
                                                                                                            (meat packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (74)                 Trustee             Since 2000                  41                   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)               Trustee             Since 2000                  134                  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (50)                  Trustee             Since 2000                  82                   Director, Amerada Hess
One Franklin Parkway                                                                                        Corporation (exploration
San Mateo, CA 94403-1906                                                                                    and refining of oil and
                                                                                                            gas); Hercules Incorpo-
                                                                                                            rated (chemicals, fibers
                                                                                                            and resins); Beverly
                                                                                                            Enterprises, Inc.
                                                                                                            (health care); H.J.
                                                                                                            Heinz Company (processed
                                                                                                            foods and allied
                                                                                                            products); RTI
                                                                                                            International Metals,
                                                                                                            Inc. (manufacture and
                                                                                                            distribution of
                                                                                                            titanium); Digex
                                                                                                            Incorporated (web
                                                                                                            hosting provider); and
                                                                                                            Canadian National
                                                                                                            Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (73)                 Trustee             Since 2000                  105                  Director, The California
One Franklin Parkway                                                                                        Center for Land
San Mateo, CA 94403-1906                                                                                    Recycling (redevelop-
                                                                                                            ment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)                 Trustee             Since 2000                  133                  Director, White
One Franklin Parkway                                                                                        Mountains Insurance
San Mateo, CA 94403-1906                                                                                    Group, Ltd. (holding
                                                                                                            company); Martek Bio-
                                                                                                            sciences Corporation;
                                                                                                            WorldCom, Inc. (communi-
                                                                                                            cations services);
                                                                                                            MedImmune, Inc. (bio-
                                                                                                            technology);
                                                                                                            Overstock.com (Internet
                                                                                                            services); and Spacehab,
                                                                                                            Inc. (aerospace
                                                                                                            services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**HARMON E. BURNS (57)                 Trustee and         Since 2000                  33                   None
One Franklin Parkway                   Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              49

                                                                                     NUMBER OF
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)              Trustee and         Since 2000                  133                  None
One Franklin Parkway                   Chairman of
San Mateo, CA 94403-1906               the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (61)          Trustee and         Since 2000                   117                 None
One Franklin Parkway                   President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)                Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway                   and Chief
San Mateo, CA 94403-1906               Financial Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)                     Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)                  Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

50

                                                                                     NUMBER OF
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

EDWARD B. JAMIESON (54)                Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.;
and officer and trustee of five of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

CHARLES E. JOHNSON (46)                Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)                 Vice President -    Since May 2002              Not Applicable       Director, FTI Banque,
600 5th Avenue                         AML Compliance                                                       Arch Chemicals, Inc.
Rockefeller Center                                                                                          and Lingnan Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

EDWARD V. MCVEY (65)                   Vice President      Since 2000                  Not Applicable       None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

CHRISTOPHER J. MOLUMPHY (40)           Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)              Treasurer           Since 2000                  Not Applicable       None
One Franklin Parkway                   and Principal
San Mateo, CA 94403-1906               Accounting Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              51

                                                                                     NUMBER OF
                                                                                PORTFOLIOS IN FUND
                                                           LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION            TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)                 Vice President      Since 2000                  Not Applicable       None
One Franklin Parkway                   and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

------------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
------------------------------------------------------------------------------------------------------------------------------------


LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton
Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH                          GROWTH                                          Franklin Small Cap Value Fund(5)
Franklin Global Aggressive             Franklin Aggressive Growth Fund                 Franklin Utilities Fund
 Growth Fund                           Franklin Biotechnology                          Mutual Beacon Fund
Franklin Global Growth Fund             Discovery Fund                                 Mutual Financial Services Fund
Franklin Global Health Care Fund       Franklin Blue Chip Fund                         Mutual Qualified Fund
Mutual Discovery Fund                  Franklin California Growth Fund(1)              Mutual Shares Fund
Templeton Developing Markets Trust     Franklin Capital Growth Fund(2)
Templeton Foreign Fund                 Franklin DynaTech Fund                          FUND ALLOCATOR SERIES
Templeton Foreign Smaller              Franklin Gold and Precious                      Franklin Templeton Conservative Target Fund
 Companies Fund                         Metals Fund                                    Franklin Templeton Growth
Templeton Global Long-Short Fund       Franklin Growth Fund                             Target Fund
Templeton Global Opportunities Trust   Franklin Large Cap Growth Fund                  Franklin Templeton Moderate
Templeton Global Smaller               Franklin Small-Mid Cap                           Target Fund
 Companies Fund                         Growth Fund
Templeton Growth Fund                  Franklin Small Cap Growth                       INCOME
Templeton International                 Fund II(3)                                     Franklin Adjustable U.S.
 (Ex EM) Fund                          Franklin Technology Fund                         Government Securities Fund(6)
Templeton Latin America Fund                                                           Franklin's AGE High Income Fund
Templeton Pacific Growth Fund          GROWTH & INCOME                                 Franklin Floating Rate Daily
Templeton World Fund                   Franklin Balance Sheet                           Access Fund
                                        Investment Fund(4)                             Franklin Floating Rate Trust(7)
GLOBAL GROWTH & INCOME                 Franklin Convertible Securities Fund            Franklin Short-Intermediate
Franklin Global                        Franklin Equity Income Fund                      U.S. Government Securities Fund(6)
 Communications Fund                   Franklin Income Fund                            Franklin Strategic Income Fund
Mutual European Fund                   Franklin Large Cap Value Fund                   Franklin Total Return Fund
Templeton Global Bond Fund             Franklin Natural Resources Fund                 Franklin U.S. Government
                                       Franklin Real Estate                             Securities Fund(6)
GLOBAL INCOME                           Securities Fund                                Franklin Federal Money Fund(6,8)
Franklin Templeton Hard                Franklin Rising Dividends Fund                  Franklin Money Fund(6,8)
 Currency Fund



TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)
STATE-SPECIFIC
TAX-FREE INCOME(9)

Alabama                  Minnesota(10)
Arizona                  Missouri
California(11)           New Jersey
Colorado                 New York(11)
Connecticut              North Carolina
Florida(11)              Ohio(10)
Georgia                  Oregon
Kentucky                 Pennsylvania
Louisiana                Tennessee
Maryland                 Texas
Massachusetts(10)        Virginia
Michigan(10)

INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust(12)

1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK]TEMPLETON[REGISTRATION MARK]
INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


ANNUAL REPORT
FRANKLIN GLOBAL TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Global Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FGG A2002 09/02


[LOGO OMITTED]
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